Borrowings (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Borrowings
Average annual interest rate%		110.00%
Borrowings	R$ 205,204	R$ 0
Bank Borrowings (A) | Fixed interest rates
Borrowings
Average annual interest rate%	2.36365%
Maturity	January 2017
Borrowings	R$ 133,874
Bank Borrowings (B) | Fixed interest rates
Borrowings
Average annual interest rate%	2.8645%
Maturity	March 2017
Borrowings	R$ 71,330